INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT I
FINANCIAL STATEMENTS

December 31, 2021

This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account I variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America
Administrative Offices: Jacksonville, Illinois

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Investors Life Insurance Company of North America
and the Contract Owners of
Investors Life Insurance Company of North America – Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of the subdivisions comprising the Investors Life Insurance Company of North America – Separate Account I (the “Separate Account”) as of December 31, 2021, related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, and the results of the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas February 17, 2022

We have served as the Separate Account’s auditor since 2016.

Investors Life Insurance Company of North America
Separate Account I
Statement of Net Assets

December 31, 2021

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$103,698	$1,605	$116,225	$91,063
Total assets	$103,698	$1,605	$116,225	$91,063

NET ASSETS:
Accumulation units	$103,698	$1,605	$116,225	$91,063
Total net assets	$103,698	$1,605	$116,225	$91,063

FUND SHARE INFORMATION
Number of shares	103,698	1,605	11,175	8,756

Cost of investments	$103,698	$1,605	$357,325	$536,724

ACCUMULATION UNIT VALUE	$2.461621	$2.439895	$8.187733	$8.057997

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$3,507,383	$585,528	$405,770	$378,442
Total assets	$3,507,383	$585,528	$405,770	$378,442

NET ASSETS:
Accumulation units	$3,507,383	$585,528	$405,770	$378,442
Total net assets	$3,507,383	$585,528	$405,770	$378,442

FUND SHARE INFORMATION
Number of shares	112,452	18,773	24,576	22,922

Cost of investments	$2,630,715	$422,379	$252,462	$231,214

ACCUMULATION UNIT VALUE	$17.359932	$17.401584	$29.939527	$29.951908

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Statement of Operations

Year Ended December 31, 2021

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$13	$-	$7,612	$6,222

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	1,454	24	1,491	1,211
Net investment income (loss)	(1,441)	(24)	6,121	5,011

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	-	168	137
Realized gains (losses) on fund shares	-	-	(1,330)	2,569
Net realized gains (losses)	-	-	(1,162)	2,706
Change in unrealized gains and (losses)	-	-	(12,162)	(13,974)
Net realized and change in unrealized gains (losses) on investments	-	-	(13,324)	(11,268)

Increase (Decrease) in Net Assets from Operations	$(1,441)	$(24)	$(7,203)	$(6,257)

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$55,244	$10,197	$3,072	$2,848

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	39,494	6,995	4,478	4,158
Net investment income (loss)	15,750	3,202	(1,406)	(1,310)

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	111,482	20,578	30,540	28,313
Realized gains (losses) on fund shares	31,639	19,829	6,072	4,804
Net realized gains (losses)	143,121	40,407	36,612	33,117
Change in unrealized gains and (losses)	585,454	90,862	38,094	36,164
Net realized and change in unrealized gains (losses) on investments	728,575	131,269	74,706	69,281

Increase (Decrease) in Net Assets from Operations	$744,325	$134,471	$73,300	$67,971

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Statement of Changes in Net Assets

Year Ended December 31, 2021

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,441)	$(24)	$6,121	$5,011
Net realized gains (losses)	-	-	(1,162)	2,706
Change in unrealized gains (losses)	-	-	(12,162)	(13,974)
Net increase (decrease) in net assets from operations	(1,441)	(24)	(7,203)	(6,257)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(24,765)	(21,165)	(4,669)	(59,147)
Benefit payment to annuitants	(1,004)	(68)	(3,897)	(5,099)
Net increase (decrease) from policy transactions	(25,769)	(21,233)	(8,566)	(64,246)
Net increase (decrease) in net assets	(27,210)	(21,257)	(15,769)	(70,503)

Net Assets:
Net assets at December 31, 2020	130,908	22,862	131,994	161,566
Net assets at December 31, 2021	$103,698	$1,605	$116,225	$91,063

Year Ended December 31, 2020

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,320)	$(238)	$6,717	$9,170
Net realized gains (losses)	-	-	(1,159)	(587)
Change in unrealized gains (losses)	-	-	1,066	358
Net increase (decrease) in net assets from operations	(1,320)	(238)	6,624	8,941

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(9,176)	(2,282)	(5,245)	(41,581)
Benefit payment to annuitants	(1,236)	(158)	(15,538)	(2,285)
Net increase (decrease) from policy transactions	(10,412)	(2,440)	(20,783)	(43,866)
Net increase (decrease) in net assets	(11,732)	(2,678)	(14,159)	(34,925)

Net Assets:
Net assets at December 31, 2019	142,640	25,540	146,153	196,491
Net assets at December 31, 2020	$130,908	$22,862	$131,994	$161,566

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Statement of Changes in Net Assets

Year Ended December 31, 2021

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$15,750	$3,202	$(1,406)	$(1,310)
Net realized gains (losses)	143,121	40,407	36,612	33,117
Change in unrealized gains (losses)	585,454	90,862	38,094	36,164
Net increase (decrease) in net assets from operations	744,325	134,471	73,300	67,971

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(106,914)	(18,608)	(4,223)	(118)
Benefit payment to annuitants	(26,149)	(72,233)	(7,869)	(9,035)
Net increase (decrease) from policy transactions	(133,063)	(90,841)	(12,092)	(9,153)
Net increase (decrease) in net assets	611,262	43,630	61,208	58,818

Net Assets:
Net assets at December 31, 2020	2,896,121	541,898	344,562	319,624
Net assets at December 31, 2021	$3,507,383	$585,528	$405,770	$378,442

Year Ended December 31, 2020

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$25,584	$5,161	$(2,777)	$(2,614)
Net realized gains (losses)	189,092	38,397	17,945	19,861
Change in unrealized gains (losses)	(91,220)	(23,784)	79,565	71,804
Net increase (decrease) in net assets from operations	123,456	19,774	94,733	89,051

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(272,407)	(38,155)	(24)	(5,150)
Benefit payment to annuitants	(52,952)	(58,746)	(7,146)	(7,437)
Net increase (decrease) from policy transactions	(325,359)	(96,901)	(7,170)	(12,587)
Net increase (decrease) in net assets	(201,903)	(77,127)	87,563	76,464

Net Assets:
Net assets at December 31, 2019	3,098,024	619,025	256,999	243,160
Net assets at December 31, 2020	$2,896,121	$541,898	$344,562	$319,624

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2021

Note 1. Organization

Investors Life Insurance Company of North America (“Investors Life”) established Investors Life Insurance Company of North America – Separate Account I (the “Separate Account”) as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four divisions, each corresponding to a portfolio of Putnam Variable Trust. Each division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Large Cap Value Fund or Putnam Variable Trust Growth Opportunities Fund. The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision, the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 8; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of investments sold is determined on the first-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 and 5 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2021. The Separate Account has not provided financial support to any investee during the year ended December 31, 2021, and the Separate Account has no contractual obligations to provide financial support to any investee.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 2021 were $0 after deductions for premium taxes. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.  Contract owners have limited rights to transfer their contract values between Separate Account divisions. The amounts of all transfers for the year ended December 31, 2021 were as follows:

Transfers between Separate Account I subdivisions	$-
Transfers from the General Account	-
Transfers to the General Account	-
Net transfers	$-

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2021

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any year for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The IRS has issued regulations under Section 817(h) of the Code.  Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2021 and units outstanding at December 31, 2021 were as follows:

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Units outstanding at December 31, 2020	52,554	9,260	15,223	18,934
Units purchased and transfers in	-	-	-	-
Units sold and transfers out	(10,428)	(8,602)	(1,028)	(7,633)
Units outstanding December 31, 2021	42,126	658	14,195	11,301

	Putnam Variable Trust Large Cap Value Income Fund	Putnam Variable Trust Large Cap Value Income Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Units outstanding at December 31, 2020	210,365	39,246	13,987	12,969
Units purchased and transfers in	-	-	-	-
Units sold and transfers out	(8,326)	(5,598)	(434)	(334)
Units outstanding December 31, 2021	202,039	33,648	13,553	12,635

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2021

The accumulation units for eight of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2021, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Putnam Variable Trust Money Market Fund, Qualified	3,552	$8,742	512	$0.2352840
Putnam Variable Trust Money Market Fund, Non-Qualified	379	$923	55	$0.2350007
Putnam Variable Trust Income Fund, Qualified	4,208	$34,453	462	$0.8368784
Putnam Variable Trust Income Fund, Non-Qualified	1,570	$12,648	266	$0.8318013
Putnam Variable Trust Large Cap Value Fund, Qualified	11,264	$195,529	2,292	$1.3246846
Putnam Variable Trust Large Cap Value Fund, Non-Qualified	8,335	$145,039	5,226	$1.3278629
Putnam Variable Trust Growth Opportunities Fund, Qualified	2,736	$81,916	463	$1.4714290
Putnam Variable Trust Growth Opportunities Fund, Non-Qualified	1,934	$57,932	3,265	$0.9156923

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the 1971 Individual Mortality Table with interest at the rate of 6% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

Note 7. Financial Highlights – Expense Ratios and Net Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

Putnam Variable Trust Money Market Fund Qualified								Putnam Variable Trust Money Market Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	42,126	$2.461621	$104		1.20%	0.01%	-1.19%	12/31/21	658	$2.439895	$2		1.20%	0.00%	-1.20%
12/31/20	52,554	$2.490927	$131		1.20%	0.25%	-0.95%	12/31/20	9,260	$2.468891	$23		1.20%	0.25%	-0.95%
12/31/19	56,719	$2.514862	$143		1.20%	1.79%	0.59%	12/31/19	10,247	$2.492565	$26		1.20%	1.90%	0.70%
12/31/18	53,981	$2.499907	$135		1.20%	1.42%	0.22%	12/31/18	41,207	$2.477677	$102		1.20%	1.41%	0.21%
12/31/17	55,627	$2.494338	$139		1.20%	0.40%	-0.80%	12/31/17	43,108	$2.471467	$107		1.20%	0.44%	-0.76%

Putnam Variable Trust Income Fund Qualified								Putnam Variable Trust Income Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	14,195	$8.187733	$116		1.20%	6.13%	-5.80%	12/31/21	11,301	$8.057997	$91		1.20%	6.17%	-6.20%
12/31/20	15,223	$8.670673	$132		1.20%	5.92%	4.65%	12/31/20	18,934	$8.533109	$162		1.20%	5.92%	4.60%
12/31/19	17,658	$8.276880	$146		1.20%	4.17%	10.51%	12/31/19	24,121	$8.146038	$196		1.20%	4.70%	10.95%
12/31/18	21,184	$7.461574	$158		1.20%	3.28%	-0.89%	12/31/18	59,230	$7.344076	$435		1.20%	3.30%	-0.84%
12/31/17	25,467	$7.523888	$192		1.20%	4.72%	4.21%	12/31/17	63,024	$7.405498	$467		1.20%	5.77%	5.44%

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2021

Putnam Variable Trust Large Cap Value Fund Qualified								Putnam Variable Trust Large Cap Value Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	202,039	$17.359932	$3,507		1.20%	1.68%	22.62%	12/31/21	33,648	$17.401584	$586		1.20%	1.75%	23.07%
12/31/20	210,365	$13.767124	$2,896		1.20%	2.14%	4.53%	12/31/20	39,246	$13.807738	$542		1.20%	2.18%	3.75%
12/31/19	235,796	$13.138576	$3,098		1.20%	4.56%	32.12%	12/31/19	46,947	$13.185608	$619		1.20%	6.18%	36.80%
12/31/18	695,377	$10.204373	$7,096		1.20%	5.32%	-9.17%	12/31/18	524,162	$10.204162	$5,349		1.20%	5.34%	-9.40%
12/31/17	713,980	$11.262170	$8,041		1.20%	0.00%	18.95%	12/31/17	528,750	$11.250278	$5,949		1.20%	0.00%	19.07%

Putnam Variable Trust Growth Opportunities Fund Qualified								Putnam Variable Trust Growth Opportunities Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	13,553	$29.939527	$406		1.20%	0.82%	19.64%	12/31/21	12,635	$29.951908	$378		1.20%	0.82%	19.62%
12/31/20	13,987	$24.634465	$345		1.20%	0.24%	32.65%	12/31/20	12,969	$24.645245	$320		1.20%	0.24%	32.57%
12/31/19	14,336	$17.926849	$257		1.20%	1.96%	54.37%	12/31/19	13,557	$17.936111	$243		1.20%	1.97%	54.55%
12/31/18	345,279	$13.229216	$4,568		1.20%	5.76%	1.25%	12/31/18	345,041	$13.235815	$4,567		1.20%	5.77%	1.35%
12/31/17	345,678	$13.052915	$4,512		1.20%	1.42%	25.74%	12/31/17	347,649	$13.055496	$4,539		1.20%	1.41%	25.70%

Note 8. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2021.

Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

Note 9. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 17, 2022.